Accrued and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued and Other Current Liabilities

Note 8. Accrued and Other Current Liabilities

 Accrued and other current liabilities was comprised of the following at June 30, 2019 and December 31, 2018

	June 30,	December 31,
	2019	2018
Accrued payroll liabilities	10,821	10,924
Other accruals	61,793	78,884
Accrued and other current liabilities	$72,614	$89,768

Note 6. Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following:

	December 31, 2018	December 31, 2017
Accrued legal fees	$—	$—
Accrued payroll liabilities	10,924	8,323
Other Accrued Expenses & Payables	78,844	44,029
Accrued and other current liabilities	$89,768	$52,352